SEGMENT REPORTING - Summary of Information By Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Revenues from external customers	$ 503,327	$ 570,341	$ 540,768
Gross profit	190,568	211,166	205,880
IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	239,971	233,798	224,793
Costs of revenue	154,298	139,010	135,633
Gross profit	85,673	94,788	89,160
Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	201,339	208,917	190,645
Costs of revenue	107,382	109,567	90,574
Gross profit	93,957	99,350	100,071
M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	62,017	127,626	125,330
Costs of revenue	51,079	110,598	108,681
Gross profit	10,938	17,028	16,649
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	503,327	570,341	540,768
Costs of revenue	312,759	359,175	334,888
Gross profit	190,568	211,166	205,880
Integrated solutions contracts revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	414,272
Integrated solutions contracts revenue [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	207,421	191,668	178,769
Integrated solutions contracts revenue [Member] | Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	145,750	148,365	162,696
Integrated solutions contracts revenue [Member] | M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	61,101	127,338	124,996
Integrated solutions contracts revenue [Member] | Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	414,272	467,371	466,461
Product [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	20,144
Costs of revenue	5,456	7,571	10,770
Product [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	15,504	27,390	35,387
Product [Member] | Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	4,640	5,712	4,846
Product [Member] | M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	0	0
Product [Member] | Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	20,144	33,102	40,233
Maintenance [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	66,041
Maintenance [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	15,985	13,978	9,547
Maintenance [Member] | Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	49,140	53,359	21,390
Maintenance [Member] | M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	916	288	334
Maintenance [Member] | Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	66,041	67,625	31,271
Extended Warranty Service Revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	2,870
Extended Warranty Service Revenue [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	1,061	762	1,090
Extended Warranty Service Revenue [Member] | Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	1,809	1,481	1,713
Extended Warranty Service Revenue [Member] | M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	0	0
Extended Warranty Service Revenue [Member] | Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 2,870	$ 2,243	$ 2,803